STOCKHOLDER'S DEFICIT	May 08, 2025
Stockholders' Equity Note [Abstract]
STOCKHOLDER'S DEFICIT
NOTE 4. STOCKHOLDER’S DEFICIT
Common Stock
The Company is authorized to issue 1,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2025, there are 1,000 shares of common stock issued and outstanding. Each share of common stock entitles the holder to one vote.